Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Anax Container Carrier S.A.
Business Acquisition
Purchase price allocation (Table Text Block)

As of September 11, 2013
Vessel	$54,000
Above market acquired time charter	$19,094
Identifiable assets	$73,094
Purchase price	(65,000)
Gain from bargain purchase	$8,094

Identifiable intangible assets (Table Text Block)

Intangible assets	As of September 11, 2013	Duration of time charter acquired
Above market acquired time charter	$19,094	11.3 years

Pro Forma Financial Information (Table Text Block)
For the year ended December 31, 2013
Total revenues	$176,535
Partnership's net income	$100,624
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,621
Common unit holders interest in Partnership's net income	$80,198
Net income per common unit basic	$1.05
Net income per common unit diluted	$1.02

Thiseas Container Carrier S.A.
Business Acquisition
Purchase price allocation (Table Text Block)

As of September 11, 2013
Vessel	$54,000
Above market acquired time charter	$19,329
Identifiable assets	$73,329
Purchase price	(65,000)
Gain from bargain purchase	$8,329

Identifiable intangible assets (Table Text Block)

Intangible assets	As of September 11, 2013	Duration of time charter acquired
Above market acquired time charter	$19,329	11.6 years

Pro Forma Financial Information (Table Text Block)

Total revenues	$174,045
Partnership's net income	$100,144
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,611
Common unit holders interest in Partnership's net income	$79,728
Net income per common unit basic
Net income per common unit diluted	$1.01

Cronus Container Carrier S.A.
Business Acquisition
Purchase price allocation (Table Text Block)

As of September 11, 2013
Vessel	$54,000
Above market acquired time charter	$19,358
Identifiable assets	$73,358
Purchase price	(65,000)
Gain from bargain purchase	$8,358

Identifiable intangible assets (Table Text Block)

Intangible assets	As of September 11, 2013	Duration of time charter acquired
Above market acquired time charter	$19,358	11.6 years

Pro Forma Financial Information (Table Text Block)

Total revenues	$173,699
Partnership's net income	$100,031
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,609
Common unit holders interest in Partnership's net income	$79,617
Net income per common unit basic	$1.04
Net income per common unit diluted	$1.01

Hercules Container Carrier S.A.
Business Acquisition
Purchase price allocation (Table Text Block)

As of March 20, 2013
Vessel	$54,000
Above market acquired time charter	$19,707
Identifiable assets	$73,707
Purchase price	(65,000)
Gain from bargain purchase	$8,707

Identifiable intangible assets (Table Text Block)

Intangible assets	As of March 20, 2013	Duration of time charter acquired
Above market acquired time charter	$19,707	11.8 years

Pro Forma Financial Information (Table Text Block)
Total revenues	$171,717
Partnership's net income	$99,571
Preferred unit holders' interest in Partnership's net income	$18,805
General Partner's interest in Partnership's net income	$1,600
Common unit holders interest in Partnership's net income	$79,166
Net income per common unit basic	$1.04
Net income per common unit diluted	$1.01

Iason Container Carrier S.A.
Business Acquisition
Purchase price allocation (Table Text Block)

As of March 27, 2013
Vessel	$54,000
Above market acquired time charter	$19,768
Identifiable assets	$73,768
Purchase price	$(65,000)
Gain from bargain purchase	$8,768

Identifiable intangible assets (Table Text Block)

Intangible assets	As of March 27, 2013	Duration of time charter acquired
Above market acquired time charter	$19,768	11.8 years

Agamemnon Container Carrier Corp.
Business Acquisition
Purchase price allocation (Table Text Block)

As of December 22, 2012
Vessel	$68,000
Above market acquired time charter	$2,250

Identifiable assets	$70,250

Purchase price	$(70,250)

Identifiable intangible assets (Table Text Block)

Intangible assets	As of December 22, 2012	Duration of time charter acquired

Above market acquired time charter	$2,250	2.6 years

Pro Forma Financial Information (Table Text Block)

	For the year ended December 31,
	2012	2011
Total revenues	$154,227	$137,065
Partnership's net income	2,210	72,508
Preferred unit holders' interest in Partnership's net income	10,809	-
General Partner's interest in Partnership's net (loss) / income	(172)	1,450
Common unit holders interest in Partnership's net (loss) / income	$(8,427)	$71,058
Net (loss) / income per common unit (basic and diluted)	$(0.12)	$1.51

Archimidis Container Carrier Corp.
Business Acquisition
Purchase price allocation (Table Text Block)

As of December 22, 2012
Vessel	$65,000
Above market acquired time charter	$2,250

Identifiable assets	$67,250

Purchase price	$(67,250)

Identifiable intangible assets (Table Text Block)

Intangible assets	As of December 22, 2012	Duration of time charter acquired
Above market acquired time charter	$2,250	3.0 years

Pro Forma Financial Information (Table Text Block)

	For the year ended December 31,
	2012	2011
Total revenues	$155,011	$139,890
Partnership's net income	2,746	72,813
Preferred unit holders' interest in Partnership's net income	10,809	—
General Partner's interest in Partnership's net (loss) / income	(161)	1,456
Common unit holders interest in Partnership's net (loss)/income	$(7,902)	$71,357
Net (loss)/income per common unit (basic and diluted)	$(0.12)	$1.51

Patroklos Marine Corp.
Business Acquisition
Purchase price allocation (Table Text Block)

As of June 9, 2011
Vessel	$51,500
Above market acquired time charter	$48,551

Identifiable assets	$100,051

Purchase price	$(83,525)

Gain from bargain purchase	$16,526

Identifiable intangible assets (Table Text Block)

Intangible assets	As of June 9, 2011	Duration of time charter acquired
Above market acquired time charter	$48,551	9.1 years

Crude Carriers Corp.
Business Acquisition
Purchase price allocation (Table Text Block)

As of September 30, 2011
Current assets	$30,300
Vessels	351,750
Total liabilities	(159,059)

Net assets acquired and liabilities assumed	$222,991

Purchase price	$(157,064)

Gain from bargain purchase	$65,927